Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	DREYFUS MIDCAP INDEX FUND INC
Central Index Key	0000875732
Amendment Flag	false
Document Creation Date	Feb. 28, 2017
Document Effective Date	Mar. 01, 2017
Prospectus Date	Mar. 01, 2017
Dreyfus S&P 500 Index Fund | Dreyfus S&P 500 Index Fund
Prospectus:
Trading Symbol	PEOPX
Dreyfus Midcap Index Fund, Inc. | Investor Shares
Prospectus:
Trading Symbol	PESPX
Dreyfus Midcap Index Fund, Inc. | Class I
Prospectus:
Trading Symbol	DMIDX
Dreyfus Smallcap Stock Index Fund | Investor Shares
Prospectus:
Trading Symbol	DISSX
Dreyfus Smallcap Stock Index Fund | Class I
Prospectus:
Trading Symbol	DISIX
Dreyfus International Stock Index Fund | Investor Shares
Prospectus:
Trading Symbol	DIISX
Dreyfus International Stock Index Fund | Class I
Prospectus:
Trading Symbol	DINIX